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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05149
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Larson         Kirkland, Washington    August 12, 2005
   -------------------------------  --------------------    ---------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 13
                                        --------------------

Form 13F Information Table Value Total: $2,857,316
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported most recently prior to June 30, 2005, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of June 30, 2005. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of June 30, 2005.

(2) In calculating the value, Cascade used the price per share for the applicable security as of June 30, 2005.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             AS OF JUNE 30, 2005(1)


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ---------------- --------- --------- ------------------------ ---------- --------- ----------------------
                                                      VALUE      SHRS OR    SH/   PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT    PRN   CALL  DISCRETION  MANAGERS SOLE   SHARED     NONE
------------------------- ---------------- --------- --------- ----------- ----- ------ ---------- --------- ---- -----------  ----
BERKSHIRE HATHAWAY INC               CL A  084670108 $ 298,930       3,580   SH            OTHER        1               3,580
CANADIAN NATL RY CO                   COM  136375102 $ 853,237  14,800,300   SH            OTHER        1          14,800,300
FISHER COMMUNICATIONS INC             COM  337756209 $  21,550     455,700   SH            OTHER        1             455,700
FOUR SEASONS HOTEL INC         LTD VTG SH  35100E104 $  29,183     441,500   SH            OTHER        1             441,500
GRUPO TELEVISA SA DE CV    SP ADR REP ORD  40049J206 $ 301,745   4,859,800   SH            OTHER        1           4,859,800
ICOS CORP                             COM  449295104 $ 113,461   5,359,501   SH            OTHER        1           5,359,501
NEXTEL PARTNERS INC                  CL A  65333F107 $ 219,614   8,725,236   SH            OTHER        1           8,725,236
OTTER TAIL CORP                       COM  689648103 $  65,300   2,389,299   SH            OTHER        1           2,389,299
PAN AMERICAN SILVER CORP              COM  697900108 $  75,503   5,105,000   SH            OTHER        1           5,105,000
PNM RES INC                           COM  69349H107 $ 159,641   5,541,150   SH            OTHER        1           5,541,150
REPUBLIC SVCS INC                     COM  760759100 $ 652,800  18,128,301   SH            OTHER        1          18,128,301
SEATTLE GENETICS INC                  COM  812578102 $  18,873   3,521,088   SH            OTHER        1           3,521,088
SIX FLAGS INC                         COM  83001P109 $  47,479  10,210,600   SH            OTHER        1          10,210,600